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                             THE DIRECTOR M OUTLOOK
                           DIRECTOR M PLATINUM OUTLOOK
                       AMSOUTH VARIABLE ANNUITY M OUTLOOK
                         THE DIRECTOR M SELECT OUTLOOK
                         HUNTINGTON DIRECTOR M OUTLOOK
                        FIRST HORIZON DIRECTOR M OUTLOOK
                         WELLS FARGO DIRECTOR M OUTLOOK
                           CLASSIC DIRECTOR M OUTLOOK
                            SEPARATE ACCOUNT THREE
                       HARTFORD LIFE INSURANCE COMPANY

                             FILE NO. 333-119417

   SUPPLEMENT DATED DECEMBER 12, 2005 TO THE PROSPECTUS DATED NOVEMBER 1, 2005

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             SUPPLEMENT DATED DECEMBER 12, 2005 TO YOUR PROSPECTUS

The following is added to the disclosure in Section 7 ("State Variations") of your prospectus:

    o NEW YORK AND WASHINGTON - If you elect The Hartford's Lifetime Income Builder, the Fixed Accumulation Feature is not available.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-5337